Relationships with Third-Parties	12 Months Ended
Dec. 31, 2017
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Relationships with Third-Parties

Note 31: Relationships with Third-Parties

Remuneration of key management

Key management consists of the members of the Executive Management Team and the entities controlled by any of them.

	As of December 31,
	2017	2016	2015
Number of EMT members	8	8	6

(€‘000)	For the years ended December 31,
	2017	2016	2015
Short term employee benefits[1]	666	816	309
Post employee benefits	14	35	6
Share-based compensation	1,123	1,790	561
Other employment costs[2]	30	22	4
Management fees	1,950	2,055	1,299

Total benefits	3,783	4,718	2,179

[1]	Includes salaries, social security, bonuses, and lunch vouchers
[2]	Such as Company cars

[1]	Paid as of December 31, 2016

	As of December 31,
	2017	2016	2015
Number of warrants granted	179,000	180,000	5,000
Number of warrants lapsed	(15,225)	(56,500)	10,000
Cumulative outstanding warrants	306,500	310,725	187,225
Exercised warrants	168,000	—	—
Outstanding payables (in ‘000€)	461	687	537

Transactions with non-executive directors

	For the year ended December 31,
(€‘000)	2017	2016	2015
Share-based compensation	485	697	51
Management fees	387	363	89

Total benefits	872	1,060	140

	As of December 31,
	2017	2016	2015
Number of warrants granted	60,000	50,000	—
Number of warrants lapsed	(2,904)	—	—
Number of exercised warrants	—	—	5,000
Cumulative outstanding warrants	115,000	57,904	7,904
Outstanding payables (in ‘000€)	194	148	80
Shares owned	2,512,004	2,869,685	3,443,065

Transactions with shareholders

	For the years ended December 31,
(€‘000)	2017	2016	2015
Rent(1)	—	99	299
Patent costs(2)	—	—	93
Other	—	—	—

Total	—	99	392

[1]	Relate to lease paid to Biological Manufacturing Services, company controlled by Tolefi SA until April 30, 2016
[2]	Relate to Mayo License depreciation
[3]	Relate to directed research grant paid to Mayo Clinic under License Agreement

	As of December 31,
(€‘000)	2017	2016	2015
Outstanding payables	—	—	39